Share-based payments - Rollforward (Details)	1 Months Ended									12 Months Ended
	Dec. 31, 2020 EquityInstruments € / shares	Oct. 31, 2020 EquityInstruments	Jun. 30, 2020 EquityInstruments	Apr. 30, 2020 EquityInstruments	Dec. 31, 2019 EquityInstruments € / shares	Nov. 30, 2019 EquityInstruments	Jun. 30, 2019 EquityInstruments	Dec. 31, 2018 EquityInstruments € / shares	Jun. 30, 2018 EquityInstruments	Dec. 31, 2020 EquityInstruments € / shares	Dec. 31, 2019 EquityInstruments € / shares	Dec. 31, 2018 EquityInstruments € / shares
Number of stock options
Total options at beginning of year | EquityInstruments										4,358,069	3,536,651	2,862,216
Granted | EquityInstruments	908,362	196,500	550,090	142,700	921,885	19,800	423,487	861,575	178,900	1,797,652	1,365,172	1,040,475
Exercised | EquityInstruments										(602,463)	(419,317)	(319,671)
Forfeited | EquityInstruments										(187,515)	(124,437)	(46,369)
Total options at end of year | EquityInstruments	5,365,743				4,358,069			3,536,651		5,365,743	4,358,069	3,536,651
Exercisable | EquityInstruments	2,833,680				2,203,476			1,859,315		2,833,680	2,203,476	1,859,315
Weighted average exercise price
Beginning balance										€ 63.75	€ 33.42	€ 11.54
Granted										217.35	128.52	85.37
Exercised										31.67	11.35	7.02
Forfeited										139.34	88.92	30.44
Ending balance	€ 116.43				€ 63.75			€ 33.42		116.43	63.75	33.42
Exercisable	€ 53.17				€ 22.59			€ 9.62		53.17	22.59	9.62
Weighted average share price										€ 207.43	€ 110.99	€ 66.93
Weighted average remaining contractual life										7 years 29 days	7 years 3 months 7 days	7 years 9 months 26 days